UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2011



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2011



[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

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       ANNUAL REPORT
       USAA REAL RETURN FUND
       FUND SHARES o INSTITUTIONAL SHARES
       DECEMBER 31, 2011

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

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PRESIDENT'S MESSAGE

"AT USAA INVESTMENT MANAGEMENT COMPANY, WE
BELIEVE THAT INVESTORS WILL CONTINUE TO
FIND VALUE AMONG LARGE-CAP, DIVIDEND-PAYING        [PHOTO OF DANIEL S. McNAMARA]
COMPANIES, WHICH HAVE STRONG BALANCE SHEETS
AND ARE GENERALLY LEADERS IN THEIR INDUSTRY."

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FEBRUARY 2012

Although investors began 2011 with optimism, they ended the year weighed down by worries, mainly about the European sovereign debt crisis. During the early part of the reporting period, confidence was running high as the financial markets celebrated what appeared to be a strong recovery in the U.S. economy.

However, during the first quarter, U.S. economic growth slowed. Job growth was sluggish, and the housing market remained fragile. The summer brought political gridlock in Washington over whether to raise the nation's debt ceiling. In the wake of that rancorous debate, Standard & Poor's Ratings downgraded U.S. Government debt from AAA to AA+, citing lawmakers' unwillingness to deal with the federal deficit. In November, the Congressional super-committee -- established with much fanfare during the summer -- failed to come to an agreement how to cut costs.

During much of the reporting period, investors proved surprisingly resilient. They seemed to shrug off the political upheaval in the Middle East, including a surge in oil prices that raised questions about the sustainability of global economic growth. In March, the earthquake and tsunami in Japan took an appalling toll on that nation's infrastructure, including emergencies at some nuclear power plants, and led to supply disruptions that slowed worldwide economic growth during the second quarter. Yet, the impact on the financial markets was relatively modest.

Ultimately, it was the European Union's (EU) long-running sovereign debt crisis that wore down investor confidence. Despite many promises, EU policymakers have failed to follow through on numerous agreements to fix the EU's financial problems. Some weaker peripheral countries, such

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

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as Greece, continue to struggle with persistent budget deficits and large debt burdens. As the year progressed, these problems began to spread to the region's larger economies, such as Italy. The crisis has also created serious problems for Europe's banks, which hold a considerable amount of sovereign debt.

In this environment, investors appeared to prefer the perceived safety of U.S. Government debt and dividend-paying stocks. At USAA Investment Management Company, we believe that investors will continue to find value among large-cap, dividend-paying companies, which have strong balance sheets and are generally leaders in their industry. Despite tough economic conditions, corporate earnings have been better than expected.

During the one-year reporting period, U.S. Treasuries outperformed just about every other asset class. For example, 10-year Treasuries achieved a total return of more than 15% during 2011, mostly from price appreciation. Although we expected Treasuries and high-quality municipal bonds to perform well, they did even better than we expected. Yields, which move inversely to prices, declined.

In the months ahead, I believe the U.S. economy will continue growing slowly. Though unemployment is still high, it has been trending downward. Nevertheless, at USAA Investment Management Company, we will remain watchful of the risks and opportunities that may lie ahead. We sincerely appreciate your confidence in us. On behalf of everyone here, thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company*

*Effective January 1, 2012, the USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            7

SHAREHOLDER VOTING RESULTS                                                    13

FINANCIAL INFORMATION

    Distribution to Shareholders                                              14

    Report of Independent Registered Public Accounting Firm                   15

    Portfolio of Investments                                                  16

    Notes to Portfolio of Investments                                         30

    Financial Statements                                                      34

    Notes to Financial Statements                                             37

EXPENSE EXAMPLE                                                               53

TRUSTEES' AND OFFICERS' INFORMATION                                           55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA REAL RETURN FUND'S (THE FUND) INVESTMENT OBJECTIVE SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that are selected for their potential to have a total return that exceeds the rate of inflation over an economic cycle.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1
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MANAGERS' COMMENTARY ON THE FUND

    JOHN P. TOOHEY, CFA                              MATTHEW FREUND, CFA
    Lead Asset Manager                               MARK JOHNSON, CFA
                                                     WASIF LATIF
    JULIANNE BASS, CFA                               DIDI WEINBLATT, Ph.D., CFA
    DAN DENBOW, CFA
    ARNOLD J. ESPE, CFA

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o   HOW DID THE FUND (THE FUND SHARES) PERFORM DURING 2011?

    For the 12-month period ended December 31, 2011, the Fund produced a total return of 2.08%. This compares to a total return of 13.56% for the Barclays Capital U.S. TIPS Index and the -1.16% average return of the funds in its peer group category, the Lipper Flexible Portfolio Funds.

o   HOW WOULD YOU CHARACTERIZE THE BROADER INVESTMENT ENVIRONMENT OF 2011?

    The global financial market experienced elevated volatility during the past year, with the majority of the disruptions occurring in the second half. The first five months of the year were fairly calm compared to what followed, as the markets supported by steady economic growth, strong corporate earnings, and the accommodative policies of the world's major central banks. By mid-year, however, investors began to fear that the global economy was headed for another recession. Even more important, the European debt crisis moved back onto the front pages of

    Refer to page 8 for benchmark definitions.

    Past performance is no guarantee of future results.

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2  | USAA REAL RETURN FUND
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    the news. Concerns about a possible sovereign debt default in Europe --
    along with the unquantifiable impact such an event would have on the global banking system -- led to a flight out of higher-risk assets and into perceived "safe havens" such as U.S. Treasuries. Volatility peaked in early October during the height of the fears about Europe, but then the markets proceeded to embark on an uneven fourth quarter rally. This rebound was fueled by better-than-expected U.S. economic data and signs that European policymakers were moving closer to a solution for the crisis.

o   PLEASE REVIEW THE FUND'S INVESTMENT STRATEGY.

    USAA Real Return Fund's objective is to provide investors with a way to hedge the risk that rising prices will erode the purchasing power of their savings over time. The USAA Real Return Fund consists of multiple asset classes that have the potential to provide protection against the risk of inflation. The Fund allocates its assets across the following four broad categories: inflation-linked securities; other fixed-income securities (including bank loans, floating-rate notes, short-duration bonds, high-yield bonds, and non-U.S. dollar instruments); equity securities (including precious metals and minerals equities, real estate securities, emerging markets equities, and high-quality dividend paying stocks); and lastly, commodity-linked investments.

o   HOW IS THE FIXED-INCOME PORTION OF THE FUND ALLOCATED?

    At the end of the period, a small portion of Fund assets were invested in inflation-indexed bonds known as Treasury Inflation Protected Securities
    (TIPS). TIPS are guaranteed by the full faith and credit of the U.S. Government, and their principal value is adjusted to track changes in inflation as measured by the Consumer Price Index. TIPS provided strong returns during 2011, supported by a steep drop in Treasury yields that was driven both by a soft economy and the flight-to-quality trend that accompanied the European debt crisis. As TIPS rose in value, we reduced the Fund's exposure to the asset class and deployed funds to other areas -- within both equities and

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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    bonds -- where we believed we could find better value. We also added to the fund's non-TIPS fixed-income allocation to capitalize on better valuations in the non-Treasury "spread sectors" of the bond market.

    In addition to TIPS, the Fund invests in a broad mix of investment grade and high-yield fixed-income securities. The Fund's investment grade fixed-income allocation generated a positive return in 2011. This portion of the Fund continues to hold zero-weightings in Treasuries (which we see as being overvalued at their current levels) and residential mortgage-backed securities. Instead, we favor higher-yielding investment-grade corporate bonds and commercial mortgage-backed securities. We believe both market segments are rich in opportunities for us to use bottom-up credit research to identify fundamentally sound, yet high-yielding securities.

    The high-yield portion of the Fund is invested primarily in a diversified portfolio of high-yield bonds -- with a bias towards higher-quality issuers within the below investment-grade market -- and it also holds a portion of its assets in leveraged bank loans, also known as senior loans or syndicated loans. For most of the first half of the year, good corporate fundamentals, strong mutual fund inflows and low default rates all contributed to positive returns for high-yield bonds and loans. In the June-to-October time frame, both categories were impacted by the broader factors that weighed on investor sentiment, including high oil prices, slowing growth, the European debt crisis, the debt ceiling debate and the downgrade of U.S. debt. During this time, we were able to add some high-yield positions on price weakness. Both high-yield bonds and loans ended the year in positive territory, with high-yield providing better returns.

    AS INTEREST RATES RISE, EXISTING BOND PRICES FALL. o Non-investment grade securities are considered speculative and are subject to significant credit risk. They are sometimes referred to as junk bonds since they represent a greater risk of default than more creditworthy investment-grade securities.
    o Mortgage-backed securities have prepayment, credit, interest rate, and extension risks. Generally, when interest rates decline, prepayments accelerate beyond the initial pricing assumptions and may cause the average life of the securities to shorten. Also the market value may decline when interest rates rise because prepayments decrease beyond the initial pricing assumptions and may cause the average life of the securities to extend.

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4  | USAA REAL RETURN FUND
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o   HOW IS THE FUND POSITIONED OUTSIDE OF THE FIXED-INCOME AREA?

    The Fund typically carries allocations to both precious metals stocks and real estate-related equity securities. The performance of the precious metals-oriented portion of the Fund was negative for the period. While gold prices finished the year approximately 10% higher, gold stocks suffered from fears that higher commodity prices would raise production costs and reduce operating leverage for mining companies. Political uncertainty in mining regions -- through leadership changes or the potential of changing tax and ownership regimes -- also impacted investor sentiment.

    The global real estate securities-portion of the Fund provides roughly equal exposure to domestic and foreign markets. On the domestic side, we hold a diversified portfolio that largely consists of real estate investment trusts (REITs). We achieve the international exposure through an exchange-traded fund (ETF) that owns non-U.S. real estate-related securities. REITs, which were supported by improving supply/demand dynamics and signs that the economy is continuing to strengthen, provided positive returns and outperformed the broader equity market during 2011.

    Another 8% of the Fund is invested in emerging market equities via an ETF. Concerns about slowing economic growth caused the emerging markets to underperform the broader world markets by a wide margin in 2011, based on the -18% return of the MSCI Emerging Markets Index. We continue to hold a favorable long-term view on the emerging markets, which have better economic growth and lower debt than their developed-market counterparts. In addition, the emerging markets'

    Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

    o Investing in REITs has some of the same risks associated with the direct ownership of real estate. o Exchange Traded Funds (ETFs) are subject to risks similar to those of stocks. Investment returns may fluctuate and are subject to market volatility, so that an investor's shares, when redeemed or sold, may be worth more or less than their original cost.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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    relative underperformance of the past year has created more attractive valuations in select regions, particularly Latin America and Asia.

    The remainder of the Fund is invested in high-quality, large-cap, dividend-paying stocks. We look for stocks with several features: 1) pricing power that should allow them to outperform in periods of inflation;
    2) an income stream that can augment the Fund's total return; 3) "quality" characteristics such as strong balance sheets, consistent profitability, and industry leadership; and 4) attractive valuations. This portion of the portfolio performed very well during 2011, as the difficult market environment caused investors to gravitate toward higher-quality stocks with reliable dividends.

o   WHAT ARE YOUR THOUGHTS ON THE FUND AND THE BROADER MARKET AS WE MOVE AHEAD?

    While we see inflation emerging in the years ahead due to the easy-money policies of global central banks, there is not yet any sign that inflation is picking up steam in the near term. As a result, we are retaining lower weightings to the most inflation-sensitive assets (such as REITs, commodities, TIPS) in favor of other asset classes that we believe can continue to excel in the current environment. We believe our ability to adjust the Fund's weightings among such a large number of asset classes makes this an all-weather portfolio that we believe has the potential to do well no matter what the current rate of inflation.

    Diversification does not guarantee a profit or prevent a loss. o Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. Emerging market countries are most volatile. Emerging market countries are less diverse and mature than other countries and tend to be politically less stable. o The Real Return Fund may be subject to stock market risk and is non-diversified which means that it may invest a greater percentage of its assets in a single issuer. Individual stocks will fluctuate in response to the activities of individual companies, general market, and economic conditions domestically and abroad. When redeemed or sold, may be worth more or less than the original cost. o The risk of loss in trading commodity futures and options can be substantial. Past performance is no guarantee of future trading results.

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6  | USAA REAL RETURN FUND

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INVESTMENT OVERVIEW

USAA REAL RETURN FUND SHARES (Ticker Symbol: USRRX)

--------------------------------------------------------------------------------
                                          12/31/11                  12/31/10*
--------------------------------------------------------------------------------
Net Assets                             $167.7 Million            $115.9 Million
Net Asset Value Per Share                  $9.84                     $10.02

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 10/18/10
     2.08%                                                     2.47%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/10**
--------------------------------------------------------------------------------
Before Reimbursement     1.63%                   After Reimbursement      0.87%

             (Includes acquired fund fees and expenses of 0.02%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE FUND SHARES COMMENCED OPERATIONS ON OCTOBER 18, 2010.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.85% OF THE FUND SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED MAY 1, 2011. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  7

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S. GOVERNMENT
                          INFLATION-LINKED            USAA REAL RETURN FUND --
                             BOND INDEX                     FUND SHARES
10/31/2010                   $10,000.00                     $10,000.00
11/30/2010                     9,830.72                       9,960.00
12/31/2010                     9,678.60                      10,088.37
 1/31/2011                     9,697.37                      10,088.37
 2/28/2011                     9,780.81                      10,239.25
 3/31/2011                     9,879.83                      10,320.65
 4/30/2011                    10,128.16                      10,563.72
 5/31/2011                    10,159.30                      10,563.72
 6/30/2011                    10,241.15                      10,469.70
 7/31/2011                    10,641.99                      10,561.72
 8/31/2011                    10,728.63                      10,367.46
 9/30/2011                    10,703.48                       9,920.52
10/31/2011                    10,902.70                      10,394.39
11/30/2011                    10,986.94                      10,322.28
12/31/2011                    10,990.94                      10,298.24

                                   [END CHART]

                        Data from 10/31/10 to 12/31/11.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Shares to the following benchmark:

o The Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities ("TIPS") market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500m or more.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month of October 31, 2010, while the Fund Shares inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

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8  | USAA REAL RETURN FUND

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USAA REAL RETURN INSTITUTIONAL SHARES (Ticker Symbol: UIRRX)

--------------------------------------------------------------------------------
                                          12/31/11                 12/31/10*
--------------------------------------------------------------------------------
Net Assets                             $46.7 Million             $30.9 Million
Net Asset Value Per Share                  $9.85                     $10.03

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
    1 Year                                          Since Inception 10/18/10
     2.38%                                                    2.74%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/10**
--------------------------------------------------------------------------------
Before Reimbursement     0.86%                  After Reimbursement       0.67%

               (Includes acquired fund fees and expenses of 0.02%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE USAA REAL RETURN FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) COMMENCED OPERATIONS ON OCTOBER 18, 2010, AND ARE CURRENTLY OFFERED FOR SALE ONLY TO THE USAA TARGET RETIREMENT FUNDS (TARGET FUNDS) OR THROUGH A USAA MANAGED ACCOUNT PROGRAM AND NOT TO THE GENERAL PUBLIC.

*THE INSTITUTIONAL SHARES COMMENCED OPERATIONS ON OCTOBER 18, 2010.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE INSTITUTIONAL SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE INSTITUTIONAL SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2012.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED MAY 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S. GOVERNMENT
                          INFLATION-LINKED               USAA REAL RETURN FUND --
                             BOND INDEX                    INSTITUTIONAL SHARES
10/31/2010                   $10,000.00                        $10,000.00
11/30/2010                     9,830.72                          9,970.00
12/31/2010                     9,678.60                         10,091.00
 1/31/2011                     9,697.37                         10,091.00
 2/28/2011                     9,780.81                         10,241.91
 3/31/2011                     9,879.83                         10,327.65
 4/30/2011                    10,128.16                         10,581.02
 5/31/2011                    10,159.30                         10,581.02
 6/30/2011                    10,241.15                         10,481.44
 7/31/2011                    10,641.99                         10,583.80
 8/31/2011                    10,728.63                         10,389.32
 9/30/2011                    10,703.48                          9,946.91
10/31/2011                    10,902.70                         10,421.56
11/30/2011                    10,986.94                         10,349.33
12/31/2011                    10,990.94                         10,330.72

                                   [END CHART]

                        Data from 10/31/10 to 12/31/11.*

                        See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Institutional Shares to the benchmark.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month, October 31, 2010, while the Institutional Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

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10  | USAA REAL RETURN FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS*
                                 AS OF 12/31/11
                                (% of Net Assets)

Vanguard MSCI Emerging Markets ETF** ....................................  7.7%
SPDR Dow Jones International Real Estate ETF** ..........................  1.3%
Chevron Corp. ...........................................................  0.6%
Royal Dutch Shell plc "A" ADR ...........................................  0.6%
Philip Morris International, Inc. .......................................  0.5%
McDonald's Corp. ........................................................  0.5%
Johnson & Johnson .......................................................  0.5%
Comcast Corp. "A" .......................................................  0.5%
Oracle Corp. ............................................................  0.4%
International Business Machines Corp. ...................................  0.4%

 * Excludes money money market instruments

** Pursuant to a Securities and Exchange Commission (SEC) exemptive order, the Fund may invest in an amount that exceeds the Fund's limitations as set forth in the Investment Company Act of 1940 that would otherwise be applicable.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                              TOP 10 BOND HOLDINGS*
                                 AS OF 12/31/11
                                (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes 1.25%, 7/15/2020 ..................  4.4%
U.S. Treasury Inflation-Indexed Notes 2.50%, 1/15/2029 ..................  3.9%
iShares iBoxx High Yield Corporate Bond Fund ............................  2.3%
U.S. Treasury Inflation-Indexed Notes 2.00%, 4/15/2012 ..................  1.6%
Calpine Construction Finance Co., LP ....................................  1.3%
Bear Stearns Commercial Mortgage Securities, Inc. .......................  0.9%
DuPont Fabros Technology, LP ............................................  0.8%
Oil Insurance Ltd. ......................................................  0.7%
Lincoln National Corp. ..................................................  0.6%
Nationwide Mutual Insurance Co. .........................................  0.6%

                                TOP 10 INDUSTRIES
                                 AS OF 12/31/11
                                (% of Net Assets)

U.S. Government ......................................................... 11.0%
Other Diversified Financial Services ....................................  4.4%
Gold ....................................................................  4.4%
Commercial Mortgage-Backed Securities ...................................  4.3%
Oil & Gas Storage & Transportation ......................................  3.7%
Multi-Line Insurance ....................................................  2.9%
Independent Power Producers & Energy Traders ............................  2.9%
Electric Utilities ......................................................  2.8%
Life & Health Insurance .................................................  2.8%
Diversified Banks .......................................................  2.6%

* Excludes money money market instruments

You will find a complete list of securities that the Fund owns on pages 16-29.

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                              NUMBER OF SHARES VOTING
-------------------------------------------------------------------------
TRUSTEES                                FOR                VOTES WITHHELD
-------------------------------------------------------------------------
Thomas F. Eggers                   6,660,811,393             63,843,596
Daniel S. McNamara                 6,665,041,690             59,613,299
Robert L. Mason, Ph.D.             6,673,454,396             51,200,593
Michael F. Reimherr                6,655,017,938             69,637,051
Paul L. McNamara                   6,652,482,258             72,172,731
Barbara B. Ostdiek, Ph.D.          6,650,120,137             74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  13

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended December 31, 2011, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2012.

6.72% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended December 31, 2011, the Fund hereby designated 20.02% or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $3,000 as long-term capital gains for the fiscal year ended December 31, 2011.

For the fiscal year ended December 31, 2011, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $3,691,000 as qualifying interest income.

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA REAL RETURN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Real Return Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31, 2011, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Real Return Fund at December 31, 2011, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
February 17, 2012

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  15

================================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2011

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (10.5%)

            COMMON STOCKS (10.0%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            CABLE & SATELLITE (0.5%)
    41,771  Comcast Corp. "A"                                                                 $    990
                                                                                              --------
            HOME IMPROVEMENT RETAIL (0.1%)
     6,010  Home Depot, Inc.                                                                       253
                                                                                              --------
            RESTAURANTS (0.5%)
    10,595  McDonald's Corp.                                                                     1,063
                                                                                              --------
            Total Consumer Discretionary                                                         2,306
                                                                                              --------
            CONSUMER STAPLES (1.9%)
            -----------------------
            DRUG RETAIL (0.3%)
    15,837  CVS Caremark Corp.                                                                     646
                                                                                              --------
            FOOD DISTRIBUTORS (0.3%)
    21,548  Sysco Corp.                                                                            632
                                                                                              --------
            HOUSEHOLD PRODUCTS (0.4%)
     5,331  Colgate-Palmolive Co.                                                                  493
     3,738  Procter & Gamble Co.                                                                   249
                                                                                              --------
                                                                                                   742
                                                                                              --------
            PACKAGED FOODS & MEAT (0.1%)
     6,620  Kraft Foods, Inc. "A"                                                                  247
                                                                                              --------
            SOFT DRINKS (0.3%)
    11,165  PepsiCo, Inc.                                                                          741
                                                                                              --------
            TOBACCO (0.5%)
    13,619  Philip Morris International, Inc.                                                    1,069
                                                                                              --------
            Total Consumer Staples                                                               4,077
                                                                                              --------
            ENERGY (1.1%)
            -------------
            INTEGRATED OIL & GAS (0.8%)
    11,232  Chevron Corp.                                                                        1,195
                                                                                              --------
     6,590  Exxon Mobil Corp.                                                                      559
                                                                                              --------
                                                                                                 1,754
                                                                                              --------

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
     3,160  Schlumberger Ltd.                                                                 $    216
                                                                                              --------
            OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    14,648  Spectra Energy Corp.                                                                   450
                                                                                              --------
            Total Energy                                                                         2,420
                                                                                              --------
            FINANCIALS (0.9%)
            -----------------
            CONSUMER FINANCE (0.2%)
    11,427  American Express Co.                                                                   539
                                                                                              --------
            DIVERSIFIED BANKS (0.2%)
    13,576  Wells Fargo & Co.                                                                      374
                                                                                              --------
            LIFE & HEALTH INSURANCE (0.2%)
    12,965  MetLife, Inc.                                                                          405
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    13,119  JPMorgan Chase & Co.                                                                   436
                                                                                              --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    19,240  People's United Financial, Inc.                                                        247
                                                                                              --------
            Total Financials                                                                     2,001
                                                                                              --------
            HEALTH CARE (1.2%)
            ------------------
            HEALTH CARE DISTRIBUTORS (0.1%)
     2,240  McKesson Corp.                                                                         174
                                                                                              --------
            HEALTH CARE EQUIPMENT (0.2%)
    15,878  Medtronic, Inc.                                                                        607
                                                                                              --------
            HEALTH CARE SERVICES (0.1%)
     2,100  Quest Diagnostics, Inc.                                                                122
                                                                                              --------
            MANAGED HEALTH CARE (0.1%)
     3,740  UnitedHealth Group, Inc.                                                               190
                                                                                              --------
            PHARMACEUTICALS (0.7%)
     8,910  Abbott Laboratories                                                                    501
    15,948  Johnson & Johnson                                                                    1,046
                                                                                              --------
                                                                                                 1,547
                                                                                              --------
            Total Health Care                                                                    2,640
                                                                                              --------
            INDUSTRIALS (1.2%)
            ------------------
            AEROSPACE & DEFENSE (0.1%)
     3,160  United Technologies Corp.                                                              231
                                                                                              --------
            AIR FREIGHT & LOGISTICS (0.4%)
    10,119  United Parcel Service, Inc. "B"                                                        741
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    17,793  Republic Services, Inc. "A"                                                       $    490
                                                                                              --------
            INDUSTRIAL CONGLOMERATES (0.3%)
     2,200  3M Co.                                                                                 180
    25,320  General Electric Co.                                                                   453
                                                                                              --------
                                                                                                   633
                                                                                              --------
            INDUSTRIAL MACHINERY (0.2%)
     5,460  Stanley Black & Decker, Inc.                                                           369
                                                                                              --------
            Total Industrials                                                                    2,464
                                                                                              --------
            INFORMATION TECHNOLOGY (1.7%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.1%)
    12,850  Cisco Systems, Inc.                                                                    232
                                                                                              --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    13,917  Automatic Data Processing, Inc.                                                        752
                                                                                              --------
            IT CONSULTING & OTHER SERVICES (0.4%)
     4,409  International Business Machines Corp.                                                  811
                                                                                              --------
            SEMICONDUCTORS (0.2%)
    21,070  Intel Corp.                                                                            511
                                                                                              --------
            SYSTEMS SOFTWARE (0.6%)
    18,820  Microsoft Corp.                                                                        488
    33,563  Oracle Corp.                                                                           861
                                                                                              --------
                                                                                                 1,349
                                                                                              --------
            Total Information Technology                                                         3,655
                                                                                              --------
            MATERIALS (0.5%)
            ----------------
            DIVERSIFIED CHEMICALS (0.2%)
     4,274  PPG Industries, Inc.                                                                   357
                                                                                              --------
            INDUSTRIAL GASES (0.2%)
     4,744  Praxair, Inc.                                                                          507
                                                                                              --------
            SPECIALTY CHEMICALS (0.1%)
     2,230  International Flavors & Fragrances, Inc.                                               117
                                                                                              --------
            Total Materials                                                                        981
                                                                                              --------
            TELECOMMUNICATION SERVICES (0.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    14,943  AT&T, Inc.                                                                             452
                                                                                              --------
            UTILITIES (0.2%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
     4,090  Southern Co.                                                                           189
                                                                                              --------

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                                                           VALUE
(000)/SHARES  SECURITY                                                                           (000)
------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.1%)
      12,260  CenterPoint Energy, Inc.                                                        $    246
                                                                                              --------
              Total Utilities                                                                      435
                                                                                              --------
              Total Common Stocks (cost: $20,573)                                               21,431
                                                                                              --------
              PREFERRED SECURITIES (0.5%)

              FINANCIALS (0.5%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
      40,000  Citigroup Capital XIII Trust, 7.88%, cumulative redeemable (cost: $1,063)          1,053
                                                                                              --------
              Total U.S. Equity Securities (cost: $21,636)                                      22,484
                                                                                              --------
              INTERNATIONAL EQUITY SECURITIES (10.1%)

              COMMON STOCKS (1.4%)

              CONSUMER STAPLES (0.1%)
              -----------------------
              PACKAGED FOODS & MEAT (0.1%)
       7,210  Unilever N.V.                                                                        248
                                                                                              --------
              ENERGY (0.6%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
      16,348  Royal Dutch Shell plc "A" ADR                                                      1,195
                                                                                              --------
              HEALTH CARE (0.4%)
              ------------------
              PHARMACEUTICALS (0.4%)
      13,840  Novartis AG ADR                                                                      791
                                                                                              --------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
      23,915  Vodafone Group plc ADR                                                               670
                                                                                              --------
              Total Common Stocks (cost: $2,781)                                                 2,904
                                                                                              --------
              PREFERRED SECURITIES (1.0%)

              FINANCIALS (1.0%)
              -----------------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      40,000  ING Groep N.V., 7.20%, perpetual                                                     752
      10,000  ING Groep N.V., 8.50%, perpetual                                                     218
                                                                                              --------
                                                                                                   970
                                                                                              --------
              REINSURANCE (0.6%)
      $1,500  Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                            1,282
                                                                                              --------
              Total Financials                                                                   2,252
                                                                                              --------
              Total Preferred Securities (cost: $2,496)                                          2,252
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (7.7%)

            EXCHANGE-TRADED FUNDS (7.7%)
            ---------------------------
   432,150  Vanguard MSCI Emerging Markets ETF                                                $ 16,512
                                                                                              --------
            Total International Equity Securities (cost: $24,806)                               21,668
                                                                                              --------
            PRECIOUS METALS AND MINERALS SECURITIES (4.6%)

            GOLD (4.4%)

            AFRICAN GOLD COMPANIES (0.4%)
    11,000  AngloGold Ashanti Ltd. ADR                                                             467
    30,000  Gold Fields Ltd. ADR                                                                   458
                                                                                              --------
                                                                                                   925
                                                                                              --------
            AUSTRALIAN GOLD COMPANIES (0.3%)
    17,000  Newcrest Mining Ltd.                                                                   515
                                                                                              --------
            EUROPEAN GOLD COMPANIES (0.2%)
     4,000  Randgold Resources Ltd. ADR                                                            408
                                                                                              --------
            NORTH AMERICAN GOLD COMPANIES (3.3%)
    15,000  Agnico-Eagle Mines Ltd.                                                                545
    30,000  Alamos Gold, Inc.                                                                      517
    19,000  Allied Nevada Gold Corp.*                                                              575
    55,000  AuRico Gold, Inc.*                                                                     441
    11,200  Barrick Gold Corp.                                                                     507
    39,000  Eldorado Gold Corp.                                                                    535
    12,000  Goldcorp, Inc.                                                                         531
    35,000  IAMGOLD Corp.                                                                          555
    46,000  Kinross Gold Corp.                                                                     524
     8,300  Newmont Mining Corp.                                                                   498
    37,000  Osisko Mining Corp.*                                                                   357
     6,900  Royal Gold, Inc.                                                                       465
    60,000  Semafo, Inc.                                                                           389
    39,000  Yamana Gold, Inc.                                                                      573
                                                                                              --------
                                                                                                 7,012
                                                                                              --------
            SOUTH AMERICAN GOLD COMPANIES (0.2%)
    13,000  Compania de Minas Buenaventura S.A. ADR                                                498
                                                                                              --------
            Total Gold (cost: $10,185)                                                           9,358
                                                                                              --------
            PLATINUM GROUP METALS (0.2%)
    26,000  Impala Platinum Holdings Ltd. (cost: $650)                                             539
                                                                                              --------
            Total Precious Metals and Minerals Securities (cost: $10,835)                        9,897
                                                                                              --------

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            GLOBAL REAL ESTATE EQUITY SECURITIES (2.8%)

            COMMON STOCKS (1.5%)

            REITs - DIVERSIFIED (0.1%)
     3,500  Vornado Realty Trust                                                              $    269
                                                                                              --------
            REITs - INDUSTRIAL (0.1%)
    10,700  ProLogis, Inc.                                                                         306
                                                                                              --------
            REITs - OFFICE (0.2%)
     3,500  Boston Properties, Inc.                                                                349
                                                                                              --------
            REITs - RESIDENTIAL (0.3%)
     2,200  AvalonBay Communities, Inc.                                                            287
     5,500  Equity Residential Properties Trust                                                    314
                                                                                              --------
                                                                                                   601
                                                                                              --------
            REITs - RETAIL (0.3%)
     7,300  Regency Centers Corp.                                                                  275
     2,400  Simon Property Group, Inc.                                                             309
                                                                                              --------
                                                                                                   584
                                                                                              --------
            REITs - SPECIALIZED (0.5%)
    15,500  Extra Space Storage, Inc.                                                              376
    19,000  Healthcare Realty Trust, Inc.                                                          353
    28,000  Host Hotels & Resorts, Inc.                                                            413
                                                                                              --------
                                                                                                 1,142
                                                                                              --------
            Total Common Stocks (cost: $2,969)                                                   3,251
                                                                                              --------
            EXCHANGE-TRADED FUNDS (1.3%)
    88,000  SPDR Dow Jones International Real Estate ETF (cost: $3,441)                          2,801
                                                                                              --------
            Total Global Real Estate Equity Securities (cost: $6,410)                            6,052
                                                                                              --------

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                           RATE          MATURITY
------------------------------------------------------------------------------------------------------
            BONDS (68.5%)

            CORPORATE OBLIGATIONS (39.3%)

            CONSUMER DISCRETIONARY (1.8%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.5%)
   $ 1,000  Toyota Motor Credit Corp.                          0.61%(b)      11/15/2012          1,000
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            CABLE & SATELLITE (0.4%)
    $  875  Atlantic Broadband Finance, LLC(c)                  4.00%        3/08/2016        $    860
                                                                                              --------
            CASINOS & GAMING (0.5%)
     1,000  Harrah's Operating Co., Inc.                       11.25         6/01/2017           1,067
                                                                                              --------
            RESTAURANTS (0.4%)
       982  Dunkin' Brands, Inc.(c)                             4.00        11/23/2017             969
                                                                                              --------
            Total Consumer Discretionary                                                         3,896
                                                                                              --------
            CONSUMER STAPLES (1.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
     1,000  Archer-Daniels-Midland Co.                          0.61(b)      8/13/2012           1,002
        50  Darling International, Inc.(c)                      5.75        12/16/2016              50
                                                                                              --------
            Total Agricultural Products                                                          1,052
                                                                                              --------
            HOUSEHOLD PRODUCTS (0.4%)
     1,000  Procter & Gamble Co.                                0.49(b)     11/14/2012           1,000
                                                                                              --------
            SOFT DRINKS (0.5%)
     1,000  Coca Cola Co.                                       0.51(b)      5/15/2012           1,001
                                                                                              --------
            Total Consumer Staples                                                               3,053
                                                                                              --------
            ENERGY (5.2%)
            -------------
            COAL & CONSUMABLE FUELS (0.5%)
     1,000  Alpha Natural Resources, Inc.                       6.00         6/01/2019             975
                                                                                              --------
            OIL & GAS DRILLING (0.5%)
     1,000  Precision Drilling Corp.                            6.63        11/15/2020           1,027
                                                                                              --------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
     1,230  Exterran Holdings, Inc.                             7.25        12/01/2018           1,175
                                                                                              --------
            OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       500  Berry Petroleum Co.                                 6.75        11/01/2020             507
     1,000  QEP Resources, Inc.                                 6.80         3/01/2020           1,075
                                                                                              --------
                                                                                                 1,582
                                                                                              --------
            OIL & GAS STORAGE & TRANSPORTATION (3.0%)
       500  Copano Energy, LLC                                  7.13         4/01/2021             508
     1,000  Enbridge Energy Partners, LP                        8.05        10/01/2037           1,058
     1,000  Enterprise Products Operating, LP                   7.00         6/01/2067             986
     1,000  Genesis Energy LP                                   7.88        12/15/2018           1,005
       500  Markwest Energy Partners Finance Corp.              6.25         6/15/2022             525
     1,000  Southern Union Co.                                  3.45(b)     11/01/2066             937
     1,310  Targa Resources Partners, LP(a)                     6.88         2/01/2021           1,333
                                                                                              --------
                                                                                                 6,352
                                                                                              --------
            Total Energy                                                                        11,111
                                                                                              --------

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE         MATURITY            (000)
------------------------------------------------------------------------------------------------------
            FINANCIALS (18.3%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    $1,000  Bank of New York Mellon                            0.71%(b)      1/31/2014        $    997
       890  NTC Capital I                                      0.92(b)       1/15/2027             676
     1,500  State Street Capital Trust IV                      1.55(b)       6/15/2037             994
                                                                                              --------
                                                                                                 2,667
                                                                                              --------
            CONSUMER FINANCE (1.9%)
     1,000  Ally Financial, Inc.                               7.50          9/15/2020           1,014
     1,000  American Express Co.                               6.80          9/01/2066             999
     1,000  American Express Credit Corp.                      1.42(b)       6/24/2014             981
     1,000  American Honda Finance Corp.(a)                    0.81(b)      11/07/2012           1,002
                                                                                              --------
                                                                                                 3,996
                                                                                              --------
            DIVERSIFIED BANKS (1.0%)
     1,000  Canadian Imperial Bank                             0.63(b)       5/04/2012           1,000
     1,000  Wells Fargo Co.                                    7.98                  -(d)        1,076
                                                                                              --------
                                                                                                 2,076
                                                                                              --------
            INVESTMENT BANKING & BROKERAGE (0.4%)
     1,500  Goldman Sachs Capital II                           5.79                  -(d)          930
                                                                                              --------

            LIFE & HEALTH INSURANCE (2.6%)
     1,000  Great-West Life & Annuity Insurance Co.(a)         7.15          5/16/2046             980
     1,500  Lincoln National Corp.                             7.00          5/17/2066           1,369
     1,000  New York Life Global Funding(a)                    0.63(b)       4/04/2014             988
     1,000  Principal Financial Global Fund, LLC               0.91(b)       1/10/2031             821
     1,500  StanCorp Financial Group, Inc.                     6.90          6/01/2067           1,355
                                                                                              --------
                                                                                                 5,513
                                                                                              --------
            MULTI-LINE INSURANCE (1.4%)
     1,000  Genworth Financial, Inc.                           6.15         11/15/2066             545
     1,500  Glen Meadow(a)                                     6.51          2/12/2067           1,069
     1,500  Nationwide Mutual Insurance Co.(a)                 5.81         12/15/2024           1,361
                                                                                              --------
                                                                                                 2,975
                                                                                              --------
            MULTI-SECTOR HOLDINGS (0.5%)
     1,000  Leucadia National Corp.                            7.13          3/15/2017           1,011
                                                                                              --------

            OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
     1,000  ABN AMRO North America Holding Co.(a)              6.47                  -(d)          696
     2,000  Bank of America Corp. Capital Trust XV             1.33(b)       6/01/2056           1,188
     1,000  Countrywide Financial Corp.                        6.25          5/15/2016             943
     1,000  General Electric Capital Corp.                     1.01(b)       4/07/2014             977
     1,000  General Electric Capital Corp.                     6.38         11/15/2067             988
     1,000  ILFC E-Capital Trust I(a)                          4.48(b)      12/21/2065             595
     1,500  JPMorgan Chase Capital XXI                         1.38(b)       2/02/2037           1,073
                                                                                              --------
                                                                                                 6,460
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE         MATURITY            (000)
------------------------------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (2.1%)
    $1,000  Allstate Corp.                                     6.13%         5/15/2037        $    913
     1,000  Chubb Corp.                                        6.38          3/29/2067             992
       500  HSB Group, Inc.                                    1.31(b)       7/15/2027             405
     1,000  Ironshore Holdings, Inc.(a)                        8.50          5/15/2020           1,098
     1,000  Progressive Corp.                                  6.70          6/15/2037           1,011
                                                                                              --------
                                                                                                 4,419
                                                                                              --------
            REGIONAL BANKS (2.5%)
     1,000  BB&T Corp.                                         1.12(b)       4/28/2014             988
     1,000  CoBank ACB(a)                                      1.15(b)       6/15/2022             753
     1,000  Fifth Third Capital Trust IV                       6.50          4/15/2037             985
     1,000  First Maryland Capital Trust I                     1.40(b)       1/15/2027             746
     1,000  Huntington Capital III                             6.65          5/15/2037             953
     1,000  Regions Financial Corp.                            7.75         11/10/2014           1,015
                                                                                              --------
                                                                                                 5,440
                                                                                              --------
            REITs - INDUSTRIAL (0.8%)
     1,500  DuPont Fabros Technology, LP                       8.50         12/15/2017           1,613
                                                                                              --------
            REITs - SPECIALIZED (0.9%)
     1,000  Host Hotels & Resorts, LP(a)                       5.88          6/15/2019           1,022
     1,000  OMEGA Healthcare Investors, Inc.                   6.75         10/15/2022           1,010
                                                                                              --------
                                                                                                 2,032
                                                                                              --------
            Total Financials                                                                    39,132
                                                                                              --------
            HEALTH CARE (0.5%)
            ------------------
            PHARMACEUTICALS (0.5%)
     1,000  Mylan, Inc.(a)                                     6.00         11/15/2018           1,034
                                                                                              --------
            INDUSTRIALS (2.2%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
     1,000  Textron Financial Corp.(a)                         6.00          2/15/2067             735
                                                                                              --------

            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS(0.9%)
     1,000  Caterpillar, Inc.                                  0.58(b)      11/21/2012           1,002
     1,000  John Deere Capital Corp.                           0.75(b)       3/03/2014             998
                                                                                              --------
                                                                                                 2,000
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.5%)
     1,000  Clean Harbors, Inc.                                7.63          8/15/2016           1,068
                                                                                              --------
            SECURITY & ALARM SERVICES (0.5%)
     1,000  Geo Group, Inc.                                    6.63          2/15/2021           1,010
                                                                                              --------
            Total Industrials                                                                    4,813
                                                                                              --------

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                        COUPON                             VALUE
(000)       SECURITY                                           RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------
            INFORMATION TECHNOLOGY (1.2%)
            -----------------------------
            COMMUNICATIONS EQUIPMENT (0.2%)
    $  496  CommScope, Inc.(c)                                 5.00%         1/14/2018        $    494
                                                                                              --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
     1,000  SunGard Data Systems, Inc.                         7.38         11/15/2018           1,029
                                                                                              --------
            OFFICE ELECTRONICS (0.5%)
     1,000  Xerox Corp.                                        1.28(b)       5/16/2014             986
                                                                                              --------
            Total Information Technology                                                         2,509
                                                                                              --------
            MATERIALS (0.7%)
            ----------------
            METAL & GLASS CONTAINERS (0.7%)
     1,000  Ball Corp.                                         5.75          5/15/2021           1,052
       500  Crown Americas Capital Corp. III                   6.25          2/01/2021             525
                                                                                              --------
            Total Metal & Glass Containers                                                       1,577
                                                                                              --------
            Total Materials                                                                      1,577
                                                                                              --------
            TELECOMMUNICATION SERVICES (1.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     1,000  Frontier Communications Corp.                      7.88          1/15/2027             875
                                                                                              --------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
     1,000  Nextel Communications, Inc.                        7.38          8/01/2015             912
     1,000  NII Capital Corp.                                  7.63          4/01/2021             995
                                                                                              --------
                                                                                                 1,907
                                                                                              --------
            Total Telecommunication Services                                                     2,782
                                                                                              --------
            UTILITIES (6.7%)
            ----------------
            ELECTRIC UTILITIES (2.0%)
     1,000  FPL Group Capital, Inc.                            6.65          6/15/2067           1,011
     1,000  NV Energy, Inc.                                    6.25         11/15/2020           1,041
     1,000  PPL Capital Funding, Inc.                          6.70          3/30/2067             977
     1,918  Texas Competitive Electric Holdings Co., LLC(c)    4.78         10/10/2017           1,219
                                                                                              --------
                                                                                                 4,248
                                                                                              --------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.9%)
     1,000  AES Corp.(a)                                       7.38          7/01/2021           1,082
     2,500  Calpine Construction Finance Co., LP(a)            7.50          2/15/2021           2,700
       993  Calpine Corp.(c)                                   4.50          4/01/2018             975
       500  Ipalco Enterprises, Inc.                           5.00          5/01/2018             493
     1,000  Reliant Energy, Inc.                               7.63          6/15/2014           1,005
                                                                                              --------
                                                                                                 6,255
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                        COUPON                             VALUE
(000)       SECURITY                                           RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------
            MULTI-UTILITIES (1.8%)
    $1,000  Dominion Resources, Inc.                           2.88%(b)      9/30/2066        $    847
     1,000  Integrys Energy Group, Inc.                        6.11         12/01/2066             961
     1,000  Puget Sound Energy, Inc.                           6.97          6/01/2067           1,000
     1,000  Wisconsin Energy Corp.                             6.25          5/15/2067           1,002
                                                                                              --------
                                                                                                 3,810
                                                                                              --------
            Total Utilities                                                                     14,313
                                                                                              --------
            Total Corporate Obligations (cost: $86,931)                                         84,220
                                                                                              --------
            EURODOLLAR AND YANKEE OBLIGATIONS (7.7%)

            CONSUMER STAPLES (0.5%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.5%)
     1,000  Viterra, Inc.(a)                                   5.95          8/01/2020           1,024
                                                                                              --------
            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     1,000  TransCanada Pipelines Ltd.                         6.35          5/15/2067           1,004
                                                                                              --------
            FINANCIALS (4.4%)
            -----------------
            DIVERSIFIED BANKS (1.4%)
     1,000  Commonwealth Bank of Australia(a)                  1.29(b)       3/17/2014             985
     1,000  National Australia Bank Ltd.(a)                    1.37(b)       7/25/2014             994
     1,000  Nordea Bank AB(a)                                  1.30(b)       1/14/2014             969
                                                                                              --------
                                                                                                 2,948
                                                                                              --------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
     1,000  Deutsche Bank Capital Trust IV                     4.59(b)       6/29/2049             620
                                                                                              --------
            MULTI-LINE INSURANCE (1.5%)
     2,000  AXA S.A.                                           2.70(b)               -(d)          890
     1,564  Oil Insurance Ltd.(a)                              3.56(b)               -(d)        1,507
     1,000  ZFS Finance USA Trust II(a)                        6.45         12/15/2065             920
                                                                                              --------
                                                                                                 3,317
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
       800  Santander U.S. Debt S.A.(a)                        2.49          1/18/2013             768
                                                                                              --------
            PROPERTY & CASUALTY INSURANCE (0.4%)
     1,000  QBE Capital Funding III, LP(a)                     7.25          5/24/2041             882
                                                                                              --------
            SOVEREIGN DEBT (0.5%)
     1,000  Kommunalbanken A/S (NBGA)(a)                       0.51(b)      10/21/2013             999
                                                                                              --------
            Total Financials                                                                     9,534
                                                                                              --------

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                        COUPON                             VALUE
(000)       SECURITY                                           RATE          MATURITY            (000)
------------------------------------------------------------------------------------------------------
            HEALTH CARE (0.4%)
            ------------------
            PHARMACEUTICALS (0.4%)
    $1,000  Valeant Pharmaceuticals International, Inc.(a)     6.75%         8/15/2021        $    970
                                                                                              --------

            INDUSTRIALS (0.5%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.5%)
     1,000  Hutchison Whampoa Ltd.(a)                          6.00                  -(d)        1,000
                                                                                              --------
            MATERIALS (1.4%)
            ----------------
            DIVERSIFIED METALS & MINING (0.4%)
     1,000  Calcipar S.A.(a)                                   6.88          5/01/2018             905
                                                                                              --------
            PAPER PRODUCTS (0.5%)
     1,000  Mercer International, Inc.                         9.50         12/01/2017           1,028
                                                                                              --------
            STEEL (0.5%)
     1,000  FMG Resources (August 2006) Proprietary Ltd.       7.00         11/01/2015           1,015
                                                                                              --------
            Total Materials                                                                      2,948
                                                                                              --------
            Total Eurodollar and Yankee Obligations (cost: $17,354)                             16,480
                                                                                              --------

            ASSET-BACKED SECURITIES (2.3%)

            FINANCIALS (2.3%)
            -----------------
            ASSET-BACKED FINANCING (2.3%)
     1,000  Arran Residential Mortgages Funding plc            1.93(b)      11/19/2047             995
     1,000  General Electric Capital Corp.                     0.77         10/21/2013             998
     1,000  Holmes Master Issuer plc(a)                        1.80(b)      10/15/2054             998
     1,000  MMAF Equipment Finance, LLC(a)                     0.90          4/15/2014             999
       898  Westlake Automobile Receivables Trust(a)           1.08          7/15/2013             898
                                                                                              --------
            Total Financials                                                                     4,888
                                                                                              --------
            Total Asset-Backed Securities (cost: $4,898)                                         4,888
                                                                                              --------

            COMMERCIAL MORTGAGE SECURITIES (4.3%)

            FINANCIALS (4.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.3%)
     2,000  Bear Stearns Commercial Mortgage Securities, Inc.  4.99          9/11/2042           1,867
     1,000  Citigroup Commercial Mortgage Trust                5.40(b)       7/15/2044             930
     1,000  Commercial Mortgage Pass-Through Certificates      5.21          6/10/2044             932
     1,000  GE Capital Commercial Mortgage Corp.               5.33(b)       3/10/2044             849
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.04         10/15/2042             889
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                 5.57          4/15/2043             750
     1,000  Merrill Lynch Mortgage Trust                       5.14          7/12/2038             947

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                          COUPON                           VALUE
(000)       SECURITY                                             RATE        MATURITY            (000)
------------------------------------------------------------------------------------------------------
    $  500  Merrill Lynch Mortgage Trust                        5.67%(b)     5/12/2039        $    427
     1,000  Morgan Stanley Capital I, Inc.                      5.07         8/13/2042             923
     1,000  Wachovia Bank Commercial Mortgage Trust             5.36(b)     12/15/2044             746
                                                                                              --------
            Total Financials                                                                     9,260
                                                                                              --------
            Total Commercial Mortgage Securities (cost: $9,236)                                  9,260
                                                                                              --------
            U.S.TREASURY SECURITIES (11.0%)

            INFLATION-INDEXED NOTES (11.0%)
     1,070  1.25%, 4/15/2014                                                                     1,122
     8,306  1.25%, 7/15/2020                                                                     9,403
     3,348  2.00%, 4/15/2012                                                                     3,365
     6,328  2.50%, 1/15/2029                                                                     8,456
     1,093  2.63%, 7/15/2017                                                                     1,301
                                                                                              --------
            Total Inflation-Indexed Notes                                                       23,647
                                                                                              --------
            Total U.S. Treasury Securities (cost: $21,705)                                      23,647
                                                                                              --------
            MUNICIPAL BONDS (1.6%)

            ELECTRIC UTILITIES (0.7%)
     1,000  Delaware State EDA                                  2.30         7/01/2028(e)        1,005
       500  West Virginia EDA                                   2.00         1/01/2041(e)          502
                                                                                              --------
            Total Electric Utilities                                                             1,507
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.9%)
     1,000  Illinois State Finance Auth.                        1.13         4/01/2013(e)        1,005
       500  Kentucky Economic Dev. Finance Auth.                0.85         4/01/2031(e)          500
       500  Pennsylvania Economic Dev. Financing Auth.         0.850         4/01/2019(e)          500
                                                                                              --------
            Total Environmental & Facilities Services                                            2,005
                                                                                              --------
            Total Municipal Bonds (cost: $3,500)                                                 3,512
                                                                                              --------

------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (2.3%)
    54,671  iShares iBoxx High Yield Corporate Bond Fund                                         4,889
                                                                                              --------
            Total Exchange-Traded Funds (cost: $5,000)                                           4,889
                                                                                              --------
            Total Bonds (cost: $148,624)                                                       146,896
                                                                                              --------

            MONEY MARKET INSTRUMENTS (3.0%)

            MONEY MARKET FUNDS (3.0%)
 6,438,377  State Street Institutional Liquid Reserve Fund, 0.15%(f) (cost: $6,438)              6,438
                                                                                              --------

            TOTAL INVESTMENTS (COST: $218,749)                                                $213,435
                                                                                              ========

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                       (LEVEL 1)         (LEVEL 2)       (LEVEL 3)
                                   QUOTED PRICES OTHER SIGNIFICANT     SIGNIFICANT
                               IN ACTIVE MARKETS        OBSERVABLE    UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS            INPUTS          INPUTS        TOTAL
-----------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                          $21,431           $     -              $-     $ 21,431
  Preferred Securities                         -             1,053               -        1,053
International Equity Securities:
  Common Stocks                            2,904                 -               -        2,904
  Preferred Securities                       218             2,034               -        2,252
  Exchange-Traded Funds                   16,512                 -               -       16,512
Precious Metals And Minerals Securities:
  Gold                                     9,358                 -               -        9,358
  Platinum Group Metals                      539                 -               -          539
Global Real Estate Equity Securities:
  Common Stocks                            3,251                 -               -        3,251
  Exchange-Traded Funds                    2,801                 -               -        2,801
Bonds:
  Corporate Obligations                        -            84,220               -       84,220
  Eurodollar And Yankee Obligations            -            16,480               -       16,480
  Asset-Backed Securities                      -             4,888               -        4,888
  Commercial Mortgage Securities               -             9,260               -        9,260
  U.S. Treasury Securities                23,647                 -               -       23,647
  Municipal Bonds                              -             3,512               -        3,512
  Exchange-Traded Funds                    4,889                 -               -        4,889
Money Market Instruments:
  Money Market Funds                       6,438                 -               -        6,438
-----------------------------------------------------------------------------------------------
Total                                    $91,988          $121,447              $-     $213,435
-----------------------------------------------------------------------------------------------

For the period of January 1, 2011, through December 31, 2011, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2011

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 22.8% of net assets at December 31, 2011.

    The Fund may rely on certain Securities and Exchange Commission
    (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

    life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    EDA     Economic Development Authority

    REIT    Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

    by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the government of Norway.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at December 31, 2011.

    (c) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at December 31, 2011. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

    (e) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (f) Rate represents the money market fund annualized seven-day yield at December 31, 2011.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  33

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

December 31, 2011

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $218,749)             $213,435
  Cash                                                                            17
  Cash denominated in foreign currencies (identified cost of $3)                   3
  Receivables:
    Capital shares sold:
      Affiliated transactions (Note 7)                                           103
      Nonaffiliated transactions                                                  64
    USAA Investment Management Company (Note 6C)                                 157
    USAA Transfer Agency Company (Note 6D)                                         1
    Dividends and interest                                                     1,362
    Securities sold                                                               42
                                                                            --------
      Total assets                                                           215,184
                                                                            --------

LIABILITIES
  Payables:
    Securities purchased                                                         273
    Capital shares redeemed:
      Affiliated transactions (Note 7)                                            10
      Nonaffiliated transactions                                                 243
  Accrued management fees                                                         91
  Accrued transfer agent's fees                                                   89
  Other accrued expenses and payables                                             68
                                                                            --------
      Total liabilities                                                          774
                                                                            --------
        Net assets applicable to capital shares outstanding                 $214,410
                                                                            ========

NET ASSETS CONSIST OF:
  Paid-in capital                                                           $219,359
  Accumulated undistributed net investment income                                 51
  Accumulated net realized gain on investments                                   314
  Net unrealized depreciation of investments                                  (5,314)
                                                                            --------
        Net assets applicable to capital shares outstanding                 $214,410
                                                                            ========

  Net asset value, redemption price, and offering price per share:
    Fund Shares (net assets of $167,716/17,042 shares outstanding)          $   9.84
                                                                            ========
    Institutional Shares (net assets of $46,694/4,742 shares outstanding)   $   9.85
                                                                            ========

See accompanying notes to financial statements.

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended December 31, 2011

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $20)                          $1,724
  Interest                                                                   6,643
                                                                            ------
      Total income                                                           8,367
                                                                            ------

EXPENSES
  Management fees                                                              965
  Administration and servicing fees:
    Fund Shares                                                                229
    Institutional Shares                                                        27
  Transfer agent's fees:
    Fund Shares                                                                937
    Institutional Shares                                                        27
  Custody and accounting fees:
    Fund Shares                                                                110
    Institutional Shares                                                        27
  Postage:
    Fund Shares                                                                 17
  Shareholder reporting fees:
    Fund Shares                                                                 27
  Trustees' fees                                                                14
  Registration fees:
    Fund Shares                                                                104
    Institutional Shares                                                         3
  Professional fees                                                             66
  Other                                                                         11
                                                                            ------
      Total expenses                                                         2,564
  Expenses reimbursed:
    Fund Shares                                                               (963)
    Institutional Shares                                                       (44)
                                                                            ------
      Net expenses                                                           1,557
                                                                            ------
NET INVESTMENT INCOME                                                        6,810
                                                                            ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                                              1,569
    Foreign currency transactions                                               (3)
  Change in net unrealized appreciation/depreciation                        (5,252)
                                                                            ------
      Net realized and unrealized loss                                      (3,686)
                                                                            ------
  Increase in net assets resulting from operations                          $3,124
                                                                            ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Year ended December 31, 2011, and period ended December 31, 2010

------------------------------------------------------------------------------------
                                                                   2011        2010*
------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                         $ 6,810     $    842
  Net realized gain on investments                                1,569           12
  Net realized loss on foreign currency transactions                 (3)           -
  Change in net unrealized appreciation/depreciation
      of investments                                             (5,252)         (62)
                                                                --------------------
      Increase in net assets resulting from operations            3,124          792
                                                                --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                  (5,314)        (650)
    Institutional Shares                                         (1,453)        (181)
                                                                --------------------
      Total distributions of net investment income               (6,767)        (831)
                                                                --------------------
  Net realized gains:
    Fund Shares                                                  (1,002)           -
    Institutional Shares                                           (265)           -
                                                                --------------------
      Total distributions of net realized gains                  (1,267)           -
                                                                --------------------
      Distribution to shareholders                               (8,034)        (831)
                                                                --------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                    55,805      115,956
  Institutional Shares                                           16,697       30,900
                                                                --------------------
    Total net increase in net assets from
      capital share transactions                                 72,502      146,856
                                                                --------------------
  Capital contribution from USAA Transfer Agency
    Company (Note 6D)                                                 1            -
                                                                --------------------
  Net increase in net assets                                     67,593      146,817
NET ASSETS
  Beginning of year                                              146,817           -
                                                                --------------------
  End of year                                                   $214,410    $146,817
                                                                ====================
Accumulated undistributed net investment income:
  End of year                                                   $     51    $     11
                                                                ====================

*Fund commenced operations on October 18, 2010.

See accompanying notes to financial statements.

================================================================================

36  | USAA REAL RETURN FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this annual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.

On November 29, 2011, the Board of Trustees of the USAA Mutual Funds Trust approved the transfer of certain services and related agreements, including investment advisory, subadvisory, administrative, and other related services agreements currently provided by USAA Investment Management Company to an affiliated, newly-created and registered investment adviser, USAA Asset Management Company. The effective date of this transfer is January 1, 2012.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales

================================================================================

38  | USAA REAL RETURN FUND

================================================================================

        or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

        include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

40  | USAA REAL RETURN FUND

================================================================================

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities, all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note 1A5.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

================================================================================

42  | USAA REAL RETURN FUND

================================================================================

G. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2011, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 0.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended December 31, 2011.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for foreign currency gains and losses resulted in reclassifications made to the statement of assets and liabilities to decrease accumulated undistributed net investment income and increase accumulated

================================================================================

44  | USAA REAL RETURN FUND

================================================================================

net realized gain on investments by $3,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the year ended December 31, 2011 and period ended December 31, 2010, was as follows:

                                                          2011            2010
                                                       -------------------------
Ordinary income*                                       $8,032,000       $831,000
Long-term capital gain                                      3,000              -

*Includes distributions of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2011, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $   309,000
Undistributed long-term capital gain                                  104,000
Unrealized depreciation of investments                             (5,362,000)

The difference between book-basis and tax-basis unrealized depreciation of investments is attributable to the tax deferral of losses on wash sales and the mark-to-market passive foreign investment companies.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended December 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2011, the Manager has reviewed the open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and period ended December 31, 2010, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended December 31, 2011, were $123,409,000 and $43,347,000, respectively.

As of December 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was $218,796,000.

Gross unrealized appreciation and depreciation of investments as of December 31, 2011, were $5,880,000 and $11,242,000, respectively, resulting in net unrealized depreciation of $5,362,000.

(5) CAPITAL SHARE TRANSACTIONS

At December 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

46  | USAA REAL RETURN FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                            YEAR ENDED               YEAR ENDED
                                            12/31/2011               12/31/2010*
-------------------------------------------------------------------------------------
                                      SHARES          AMOUNT     SHARES        AMOUNT
                                      -----------------------------------------------
FUND SHARES:
Shares sold                            7,517        $ 76,495     11,935      $119,707
Shares issued from reinvested
  dividends                              535           5,303         51           505
Shares redeemed                       (2,572)        (25,993)      (424)       (4,256)
                                      -----------------------------------------------
Net increase from capital share
  transactions                         5,480        $ 55,805     11,562      $115,956
                                      ===============================================
INSTITUTIONAL SHARES:
Shares sold                            1,765        $ 17,817      3,067      $ 30,731
Shares issued from reinvested
  dividends                              173           1,718         18           181
Shares redeemed                         (280)         (2,838)        (1)          (12)
                                      -----------------------------------------------
Net increase from capital share
  transactions                         1,658        $ 16,697      3,084      $ 30,900
                                      ===============================================

    *Fund commenced operations on October 18, 2010.

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2011, the Fund incurred management fees, paid or payable to the Manager, of $965,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    Fund Shares, and 0.10% of average net assets of the Institutional Shares. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Institutional Shares. For the year ended December 31, 2011, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $229,000 and $27,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31, 2011, the Fund reimbursed the Manager $9,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2012, to limit the annual expenses of the Fund Shares and the Institutional shares to 0.85% and 0.65%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended December 31, 2011, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $963,000 and $44,000, respectively, of which $157,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and

================================================================================

48  | USAA REAL RETURN FUND

================================================================================

    servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Effective September 1, 2011, the Manager will receive a fee accrued daily and paid monthly at an annualized rate of 0.10% of average net assets of the Instututional Shares, plus out-of-pocket expenses. For the year ended December 31, 2011, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $937,000 and $27,000, respectively. For the year ended December 31, 2011, the Fund Shares and Institutional Shares recorded capital contributions from SAS of $1,000 and less than $500, respectively, for adjustments related to corrections to shareholder accounts.

E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of December 31, 2011, the Fund recorded a receivable for capital shares sold of $103,000 and a payable for capital shares redeemed of $10,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of December 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                   OWNERSHIP %
------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                    2.4%
USAA Target Retirement 2020 Fund                                      4.3
USAA Target Retirement 2030 Fund                                      6.7
USAA Target Retirement 2040 Fund                                      6.5

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

December 31, 2011, USAA and its affiliates owned 2,500,000 shares which represent 14.7% of the Fund Shares and 11.5% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended December 31, 2011, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                   NET REALIZED
                                                    COST TO       GAIN (LOSS) TO
     SELLER                  PURCHASER             PURCHASER          SELLER
--------------------------------------------------------------------------------
USAA High-Yield
  Opportunities Fund   USAA Real Return Fund      $5,220,000         $210,000

(9) NEW ACCOUNTING PRONOUNCEMENTS

    FAIR VALUE MEASUREMENTS - In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

50  | USAA REAL RETURN FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED       PERIOD ENDED
                                                      DECEMBER 31,     DECEMBER 31,
                                                         2011            2010***
                                                     -------------------------------
Net asset value at beginning of period               $  10.02          $  10.00
                                                     --------------------------
Income (loss) from investment operations:
  Net investment income                                   .34               .08(a)
  Net realized and unrealized (loss)                     (.12)             (.00)(a),(b)
                                                     --------------------------
Total from investment operations                          .22               .08(a)
                                                     --------------------------
Less distributions from:
  Net investment income                                  (.34)             (.06)
  Realized capital gains                                 (.06)                -
                                                     --------------------------
Total distributions                                      (.40)             (.06)
                                                     --------------------------
Net asset value at end of period                     $   9.84          $  10.02
                                                     ==========================
Total return (%)*                                        2.18               .78
Net assets at end of period (000)                    $167,716          $115,893
Ratios to average net assets:**
  Expenses (%)(c)                                         .85               .85(d)
  Expenses, excluding reimbursements (%)(c)              1.48              1.61(d)
  Net investment income (%)                              3.50              3.33(d)
Portfolio turnover (%)                                     24                 2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2011, average net assets were
    $152,854,000.
*** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                     YEAR-ENDED          PERIOD ENDED
                                                                     DECEMBER 31,         DECEMBER 31,
                                                                         2011                2010***
                                                                    ----------------------------------
Net asset value at beginning of period                                $ 10.03             $ 10.00
                                                                      ---------------------------
Income (loss) from investment operations:
  Net investment income                                                   .36                 .09(a)
  Net realized and unrealized gain (loss)                                (.12)                .00(a),(b),(e)
                                                                      ---------------------------
Total from investment operations                                          .24                 .09(a)
                                                                      ---------------------------
Less distributions from:
  Net investment income                                                  (.36)               (.06)
  Realized capital gains                                                 (.06)                  -
                                                                      ---------------------------
Total distributions                                                      (.42)               (.06)
                                                                      ---------------------------
Net asset value at end of period                                      $  9.85             $ 10.03
                                                                      ===========================
Total return (%)*                                                        2.38                 .91
Net assets at end of period (000)                                     $46,694             $30,924
Ratios to average net assets:**
  Expenses (%)(c)                                                         .65                 .65(d)
  Expenses, excluding reimbursements (%)(c)                               .76                 .84(d)
  Net investment income (%)                                              3.71                3.33(d)
Portfolio turnover (%)                                                     24                   2

 * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended December 31, 2011, average net assets were $39,509,000. *** Institutional Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects a net realized and unrealized gain per share, whereas the statement of operations for the period ended December 31, 2010, reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Institutional Shares in relation to fluctuating market values for the portfolio.

================================================================================

52  | USAA REAL RETURN FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2011, through December 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                          BEGINNING           ENDING            DURING PERIOD*
                                        ACCOUNT VALUE      ACCOUNT VALUE        JULY 1, 2011 -
                                        JULY 1, 2011     DECEMBER 31, 2011    DECEMBER 31, 2011
                                        -------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00          $1,021.80               $4.33

Hypothetical
 (5% return before expenses)               1,000.00           1,020.92                4.33

INSTITUTIONAL SHARES
Actual                                     1,000.00           1,023.80                3.32

Hypothetical
 (5% return before expenses)               1,000.00           1,021.93                3.31

* Expenses are equal to the annualized expense ratio of 0.85% for Fund Shares and 0.65% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.18% for Fund Shares and 2.38% for Institutional Shares for the six-month period of July 1, 2011, through December 31, 2011.

================================================================================

54  | USAA REAL RETURN FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 48 individual funds as of December 31, 2011. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  55

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO (2/08-10/09); Chief Investment Officer, IMCO (2/07-2/08); President and Chief Executive Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President, Financial Advice and Solutions Group (FASG) USAA (9/09-present); President, Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), and serves on the Board of USAA Financial Planning Services Insurance Agency, Inc. (FPS). He also serves as Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

56  | USAA REAL RETURN FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: July 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

58  | USAA REAL RETURN FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and Financial Products Group, Bank of America (9/01-9/09).

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, IMCO (3/10-present); Vice President, Fixed Income Investments, IMCO (2/04-3/10). Mr. Freund also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG Investments (12/00-1/09).

CHRISTOPHER P. LAIA
Secretary
Born: January 1960
Year of Appointment: 2010

Senior Vice President, Compliance and Ethics, USAA (7/11-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (10/08-7/11); Vice President, Securities Counsel, USAA (6/07-10/08); Assistant Secretary, USAA family of funds (11/08-4/10); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Secretary of IMCO and SAS and Vice President and Assistant Secretary of FAI and FPS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08).

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

  (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company
      Act of 1940.

================================================================================

60  | USAA REAL RETURN FUND

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"
--------------------------------------------------------------------------------
OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA

              WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   94421-0212                                (C)2012, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 48 funds in all. Only 14 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2011 and 2010 were $348,949 and $330,450, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended December 31, 2011 and 2010 were $64,378 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended December 31, 2011 and 2010.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended December 31, 2011 and 2010.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for December 31, 2011 and 2010 were $378,534 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2011 and 2010 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2011

By:*     /s/ Christopher P. Laia
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:       02/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Christopher W. Claus
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       02/27/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       02/27/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.